Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Disaggregated Revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Three Months Ended March 31,
	2023	2022
Contract Types:
Licensing	$553	$540
Engineering and other services	5,801	4,308
Biorefining: carbon capture and transformation revenue	$6,354	$4,848

Joint development agreements	2,036	1,027
Contract research	1,256	1,242
Joint development and Contract research revenue	$3,292	$2,269

CarbonSmart (tangible product)	—	740

Total Revenue	$9,646	$7,857
Revenue from partners in collaborative arrangements, part of joint development and contract research revenue, in the amount of $1,088 and $0 for the three months ended March 31, 2023 and 2022, is included in the table above within joint development agreements. Revenue from related parties is included in licensing for $553 and $540 with the remaining revenue of $420 and $114 in Engineering and other services, for the three months ended March 31, 2023 and 2022, respectively.
The following table presents disaggregation of the Company’s revenues by customer location for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
	2023	2022
North America	$4,232	$4,039
Europe, Middle East, Africa (EMEA)	4,711	2,823
Asia	50	410
Australia	653	585
Total Revenue	$9,646	$7,857
Contract balances
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2023	$18,000	$3,101	$10,760
Additions to unbilled accounts receivable	11,241	—	—
Unbilled accounts receivable recognized in trade receivables	(10,833)	—	—
Increase on revaluation on currency	52	—	83
Reclassification from long-term to short-term	—	672	(672)
Reclassification to revenue as a result of performance obligations satisfied	—	(731)	—
Balance as of March 31, 2023	$18,460	$3,042	$10,171
The increase in contract assets was mostly due to unbilled accounts receivable resulting from revenue recorded under contracts with customers where the Company performed engineering and other services, while the decrease in contract liabilities was primarily due to the recognition of revenue during the period related to advance payments previously received by the Company for engineering and other services contracts with customers. As of March 31, 2023 and December 31, 2022 the Company had $9,277 and $11,695, respectively, of billed accounts receivable, net of allowance.
The contract liability balance comprises unconditional payments received from the Company’s customers prior to the satisfaction of the related performance obligations. Such amounts are anticipated to be recorded as revenues when services are performed in subsequent periods. The Company expects to recognize the amounts classified as current contract liabilities in revenue within one year or less and those classified as non-current within two to three years.
Remaining performance obligations
Transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including the length of the contract term compared to the research term and the existence of customer specific acceptance rights.
Remaining performance obligations consisted of the following (in thousands):

	As of
	March 31, 2023	December 31, 2022
Current	$3,042	$3,101
Non-current	10,171	10,760
Total	$13,213	$13,861
Revenues
Disaggregated Revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2022	2021
Contract Types:
Licensing	2,160	2,025
Engineering and other services	19,061	9,539
Carbon capture and utilization revenue	21,221	11,564

Joint development agreements	6,021	11,700
Other contract research	6,101	2,197
Research and development revenue	12,122	13,897

CarbonSmart (tangible product)	4,000	—

Total Revenue	$37,343	$25,461
Revenue from partners in collaborative arrangements of $2,575 and $3,337 for the years ended December 31, 2022 and 2021, is included in the table above within joint development agreements. Revenue from related parties is included in licensing for $2,160 and $2,025 with the remaining revenue of $810 and $1,228 in Engineering and other services, for the years ended December 31, 2022 and 2021, respectively.
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
North America	$17,149	$15,825
Europe, Middle East, Africa (EMEA)	11,500	7,522
Asia	5,752	1,477
Australia	2,942	637
Total Revenue	$37,343	$25,461
Contract balances
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2021	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	11,700	3,476	13,901
Additions to unbilled accounts receivable	30,308	—	—
Increases due to cash received	—	996	37
Unbilled accounts receivable recognized in trade receivables	(24,062)	—	—
Change on revaluation of currency	54	—	(341)
Reclassification from non-current to current contract liabilities	—	2,837	(2,837)
Reclassification to revenue as a result of performance obligations satisfied	—	(4,208)	—
Balance as of December 31, 2022	$18,000	$3,101	$10,760
The increase in contract assets was mostly due to unbilled accounts receivable resulting from revenue recorded under contracts with customers where the Company performed engineering and other services, while the decrease in contract liabilities was primarily due to the recognition of revenue during the period related to advance payments previously received by the Company for engineering and other services contracts with customers. As of December 31, 2022 and December 31, 2021 the Company had $11,695 and $2,878, respectively, of billed accounts receivable, net of allowance.
The contract liability balance comprises unconditional payments received from the Company’s customers prior to the satisfaction of the related performance obligations. Such amounts are anticipated to be recorded as revenues when services are performed in subsequent periods. The Company expects to recognize the amounts classified as current contract liabilities in revenue within one year or less and those classified as non-current within two to three years.
Remaining performance obligations
Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes unearned revenue that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including the length of the contract term compared to the research term and the existence of customer specific acceptance rights.
Remaining performance obligations consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Current	$3,101	$3,476
Non-current	10,760	13,901
Total	$13,861	$17,377